CONCENTRATIONS OF REVENUE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Revenues	$ 7,347,223	$ 54	$ 27,972,612	$ 1,660	$ 8,098,036	$ 6,964
One Customer [Member]
Concentration Risk [Line Items]
Revenues	$ 3,517,335		$ 15,639,193		$ 6,682,019
One Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	47.87%		55.91%		83.00%
Two Customer [Member]
Concentration Risk [Line Items]
Revenues	$ 1,313,643		$ 4,266,975
Two Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.88%		15.25%
Three Customer [Member]
Concentration Risk [Line Items]
Revenues			$ 3,628,393
Three Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			12.97%